Subsequent Event - Additional Information (Detail) - Revolving Credit Facility $ in Millions		12 Months Ended
	Apr. 03, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)
Subsequent Event [Line Items]
Letters Of Credit Exposure					$ 90
Acquisition Corp.
Subsequent Event [Line Items]
Commitments under revolving credit facility		$ 180	$ 180	$ 180	$ 180
Credit facility maturity date		Jan. 31, 2023
Subsequent Event
Subsequent Event [Line Items]
Letters Of Credit Exposure	$ 50
Total Indebtedness to EBITDA Ratio	3.25
Subsequent Event | Minimum
Subsequent Event [Line Items]
Covenant From a Senior Secured Indebtedness to EBITDA Ratio	4.75
Subsequent Event | Maximum
Subsequent Event [Line Items]
Covenant From a Senior Secured Indebtedness to EBITDA Ratio	5.00
Drawings under letters of credit, reimbursed amount	$ 105
Subsequent Event | Acquisition Corp.
Subsequent Event [Line Items]
Credit agreement covenant terms	The Second Amendment (among other changes) (i) increases the commitments under the Revolving Credit Facility from an aggregate principal amount of $180 million to an aggregate principal amount of $300 million, (ii) extends the final maturity date of the Revolving Credit Facility from January 31, 2023 to April 3, 2025, (iii) reduces the interest margin applicable to the loans upon achievement of certain leverage ratios based on a leverage-based pricing grid, (iv) reduces the commitment fee based on a leverage-based pricing grid and limits commitment fees to be paid only on unused amounts of commitments, (v) increases the maximum letter of credit exposure permitted under the Revolving Credit Facility from $50 million to $90 million, (vi) increases the springing financial maintenance covenant from a Senior Secured Indebtedness to EBITDA Ratio of 4.75:1.00 to a Senior Secured Indebtedness to EBITDA Ratio of 5.00:1.00 and provides that the covenant shall not be tested unless at the end of a fiscal quarter the outstanding amount of loans and drawings under letters of credit which have not been reimbursed exceeds $105 million, (vii) adds covenant suspension upon achievement of an investment grade rating or a Total Indebtedness to EBITDA Ratio of 3.25:1.00, and (viii) adds certain exceptions and increases certain baskets in connection with Acquisition Corp.’s negative covenants, including those related to the incurrence of indebtedness, liens and restricted payments
Commitments under revolving credit facility	$ 300
Credit facility maturity date	Apr. 30, 2025